Stock Based Compensation - Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-Based Compensation Expense
Stock-based compensation expense	$ 8,001	$ 3,567	$ 8,877	$ 3,978	$ 2,157
Cost of Revenue
Stock-Based Compensation Expense
Stock-based compensation expense	51	28	65	39	27
Research and Development Expense
Stock-Based Compensation Expense
Stock-based compensation expense	3,895	1,459	4,046	1,577	810
Selling and Marketing Expense
Stock-Based Compensation Expense
Stock-based compensation expense	1,850	933	2,389	1,335	753
General and Administrative Expense
Stock-Based Compensation Expense
Stock-based compensation expense	$ 2,205	$ 1,147	$ 2,377	$ 1,027	$ 567